NATURE OF OPERATIONS	6 Months Ended
Jun. 30, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
NATURE OF OPERATIONS
NOTE 1 - NATURE OF OPERATIONS

Sol-Gel Technologies Ltd. (the "Company") is an Israeli Company incorporated in 1997.

The Company is a clinical stage specialty pharmaceutical company focused on developing and commercializing topical dermatological drug products. The Company’s lead product candidates are based upon its proprietary microencapsulation delivery system, consisting of microcapsules made of precipitated silica. In addition to these novel product candidates, the Company’s product pipeline includes generic product candidates.

On August 4, 2014, 100% of the Company’s shares were acquired by its current controlling shareholder (the “controlling shareholder”).

In January 2018, the Company completed an Initial Public Offering ("IPO") on the NASDAQ Stock Market, in which it issued 6,250,000 Ordinary shares at a price per share of $12. During February 2018 the underwriters exercised their green shoe option and purchased additional 937,500 ordinary shares at the same price per share. The total proceeds received from the IPO, net of issuance costs, were approximately $78.8 million.

Immediately prior to the closing of the IPO, the outstanding promissory note was automatically converted into 5,444,825 Ordinary shares of the Company based on the IPO price of $12 per ordinary share.

In 2018, the Company incorporated a wholly owned U.S. subsidiary - Sol-Gel Technologies Inc. (the "Subsidiary"). The Subsidiary commenced operations in 2019 and will support the Company with regard to marketing, regulatory affairs and business development relating its products and technology in the U.S. The Subsidiary is consolidated as part of the Company’s financial statements commencing January 1, 2019.

Since incorporation through June 30, 2019, the Company has an accumulated deficit of approximately $138,100 and its activities have been funded mainly by its shareholders and revenue from royalties. The Company's cash and cash equivalents, bank deposits and marketable securities as of June 30, 2019 will allow the Company to fund its operating plan through at least the next 12 months  from the financial statements issuance date. However, the Company expects to continue to incur significant research and development and other costs related to its ongoing operations and in order to continue its future operations, the Company will need to obtain additional funding until becoming profitable.